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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company

May 16, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549


Subj:  SECURITY INCOME FUND
       File Nos.:  2-38414 and 811-2120


Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Security Income Fund Prospectus and Statement of Additional Information for the Corporate Bond, Limited Maturity Bond, U.S. Government and High Yield Series do not differ from that contained in Post-Effective Amendment No. 58 to the Registration Statement. This Post-Effective Amendment was filed electronically on April 30, 1997.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(913) 295-3321.

Very truly yours,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund